Risks and concentration (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Foreign currency risk | RMB
Concentration of credit risk
Cash and cash equivalents and short-term investments	¥ 861,400	¥ 2,630,624